Estimated Fair Value of the Assets Acquired and Liabilities Assumed in our Acquisitions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Property and equipment	$ 1,174	$ 557
Goodwill		13
Intangible asset	7
Deferred tax asset	10	17
Restricted cash, FF&E reserve and other assets	20	24
Total assets	1,211	611
Mortgage debt	(86)	(168)
Capital lease obligation		(58)
Deferred tax liability	(13)	(30)
Other liabilities	(6)	(13)
Net assets acquired	$ 1,106	$ 342